Consolidated Statements of Financial Position (Parenthetical) - shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Financial Position
Share capital, shares outstanding	85,546	77,961	71,218